UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-08599

DWS Equity Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 03/31

Date of reporting period: 6/30/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2009 (Unaudited)

DWS Alternative Asset Allocation Plus Fund

	Shares	Value ($)

Equity Funds 67.0%
DWS Commodity Securities Fund "Institutional"	11,272,647	36,636,103
DWS Disciplined Market Neutral Fund "Institutional"	7,871,131	74,382,191
DWS Emerging Markets Equity Fund "Institutional"	2,798,749	36,663,616
DWS Gold & Precious Metals Fund "Institutional"	1,137,237	18,173,043
DWS RREEF Global Infrastructure Fund "Institutional"	2,582,550	18,439,410
DWS RREEF Global Real Estate Securities Fund "Institutional"	12,777,635	73,471,399

Total Equity Funds (Cost $326,983,818)		257,765,762
Fixed Income - Bond Funds 29.2%
DWS Emerging Markets Fixed Income Fund "Institutional"	4,033,876	37,273,011
DWS Floating Rate Plus Fund "Institutional"	2,284,528	18,664,595
DWS Inflation Protected Plus Fund "Institutional"	6,017,920	56,087,016

Total Fixed Income - Bond Funds (Cost $122,063,135)		112,024,622

Fixed Income - Money Market Fund 2.6%
Cash Management QP Trust (Cost $9,943,136)				9,943,136	9,943,136
				Principal Amount ($)	Value ($)

Government & Agency Obligation 0.9%
US Treasury Obligation
US Treasury Bill, 0.15% *, 9/17/2009 (a) (Cost $3,544,784)				3,546,000	3,544,603
				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $462,534,873) †				99.7	383,278,123
Other Assets and Liabilities, Net				0.3	1,287,635

Net Assets				100.0	384,565,758

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $496,248,345. At June 30, 2009, net unrealized depreciation for all securities based on tax cost was $112,970,222. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,321,788 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $116,292,010.

(a)	At June 30, 2009, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

At June 30, 2009, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Australian Treasury Bond	9/15/2009	54	4,482,879	4,516,966	34,087
10 Year US Treasury Note	9/21/2009	147	17,139,646	17,091,048	(48,598)
3 Year Australian Treasury Bond	9/15/2009	78	6,524,807	6,502,520	(22,287)
AEX Index	7/17/2009	11	806,288	785,301	(20,987)
ASX SPI 200 Index	9/17/2009	24	1,944,798	1,886,055	(58,743)
Federal Republic of Germany Euro-Schatz	9/8/2009	212	32,029,944	32,089,895	59,951
FTSE 100 Index	9/18/2009	60	4,278,670	4,163,671	(114,999)
FTSE MIB Index	9/18/2009	4	557,633	535,552	(22,081)
Hang Seng Index	7/30/2009	23	2,598,932	2,733,273	134,341
IBEX 35 Index	7/17/2009	3	399,350	408,946	9,596
S&P 500 E-Mini Index	9/18/2009	95	4,468,088	4,348,625	(119,463)
United Kingdom Long Gilt Bond	9/28/2009	45	8,702,911	8,741,932	39,021
Total net unrealized depreciation					(130,162)

At June 30, 2009, open futures contracts sold were as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Canadian Government Bond	9/21/2009	8	826,643	834,011	(7,368)
10 Year Japanese Government Bond	9/10/2009	14	19,768,724	20,069,549	(300,825)
2 Year US Treasury Note	9/30/2009	81	17,557,992	17,513,720	44,272
CAC 40 Index	7/17/2009	8	360,532	351,947	8,585
DAX Index	9/18/2009	28	4,879,530	4,732,722	146,808
DJ Euro Stoxx 50 Index	9/18/2009	13	441,883	437,324	4,559
Federal Republic of Germany Euro-Bund	9/8/2009	59	9,832,752	10,021,561	(188,809)
NASDAQ E-Mini 100 Index	9/18/2009	61	1,812,005	1,801,025	10,980
Russell E-Mini 2000 Index	9/18/2009	61	3,186,030	3,093,920	92,110
S&P TSE 60 Index	9/17/2009	6	664,021	646,967	17,054
TOPIX Index	9/11/2009	29	2,775,824	2,783,049	(7,225)
Total net unrealized depreciation	(179,859)

At June 30, 2009, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver	In Exchange For	Settlement Date	Unrealized Appreciation ($)

USD	1,102,543	NZD	1,739,000	7/15/2009	17,139
USD	5,934,104	JPY	581,109,000	7/15/2009	93,053
SEK	20,830,000	USD	2,729,262	7/15/2009	35,299
NOK	3,738,000	USD	591,966	7/15/2009	11,656
EUR	5,116,000	USD	7,202,100	7/15/2009	29,450
Total unrealized appreciation	186,597

Contracts to Deliver	In Exchange For	Settlement Date	Unrealized Depreciation ($)

USD	3,985,437	CAD	4,395,000	7/15/2009	(204,860)
USD	12,677,039	CHF	13,623,000	7/15/2009	(140,589)
USD	6,930,308	AUD	8,582,000	7/15/2009	(25,069)
GBP	1,911,000	USD	3,137,594	7/15/2009	(5,769)
Total unrealized depreciation	(376,287)

Currency Abbreviations
AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	USD	United States Dollar

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements," as amended, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments.

	Level 1	Level 2	Level 3	Total
Assets
Equity Funds	$ 257,765,762	$ —	$ —	$ 257,765,762
Fixed Income – Bond Funds	112,024,622	—	—	112,024,622
Fixed Income – Money Market Fund	—	9,943,136	—	9,943,136
Short-Term Investments (b)	—	3,544,603	—	3,544,603
Derivatives (c)	—	186,597	—	186,597
Total	$ 369,790,384	$ 13,674,336	$ —	$ 383,464,720

Liabilities
Derivatives (c)	$ (310,021)	$ (376,287)	$ —	$ (686,308)
Total	$ (310,021)	$ (376,287)	$ —	$ (686,308)
(b)	See Investment Portfolio for additional detailed categorizations.
(c)	Derivatives include unrealized appreciation (depreciation) on futures contracts and forward foreign currency exchange contracts.

Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the unrealized appreciation (depreciation) of the Fund's derivative instruments categorized by risk exposure as of June 30, 2009. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures and forward foreign currency exchange contracts.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Interest Rate Contracts	$ (390,556)	$ -
Foreign Exchange Contracts	$ -	$ (189,690)
Equity Contracts	$ 80,535	$ -

Futures. The Fund seeks to enhance returns by employing a global tactical asset allocation overlay strategy. The Fund may enter into futures contracts on equity and fixed-income securities, including on financial indices, and security indices and on currency as part of its global tactical asset allocation overlay strategy. As part of this strategy, the Fund may use futures contracts to take advantage of short-term and medium-term inefficiencies and relative mispricings within the global equity, bond and currency markets. Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary an initial margin equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the fund dependent upon the daily fluctuations in the value of the underlying security. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Forward Foreign Currency Exchange Contracts. The Fund seeks to enhance returns by employing a global tactical asset allocation overlay strategy. As part of this strategy, the Fund may use forward currency exchange contracts to gain exposure to changes in the value of foreign currencies, and to take advantage of short-term and medium-term mispricings within the currency markets. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the current value of the forward currency contract, to the extent that this amount is beneficial to the fund.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Alternative Asset Allocation Plus Fund, a series of DWS Equity Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 17, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Alternative Asset Allocation Plus Fund, a series of DWS Equity Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 17, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 17, 2009